Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive income/(loss)	Accumulated deficit	Total
BALANCE, value at Dec. 31, 2016	$ 566	$ 2,063,490	$ (294)	$ (1,026,532)	$ 1,037,230
BALANCE, shares at Dec. 31, 2016	56,628,907
Net income / (loss)				(26,229)	(26,229)
Other comprehensive income / (loss)			435		435
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 11), value	$ 5	6,355			6,360
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 11), shares	476,300
Issuance of common stock, net of issuance costs (Note 8), value	$ 63	50,491			50,554
Issuance of common stock (Note 9), shares	6,310,272
BALANCE, value at Jun. 30, 2017	$ 634	2,120,336	141	(1,052,761)	1,068,350
BALANCE, shares at Jun. 30, 2017	63,415,479
BALANCE, value at Dec. 31, 2017	$ 642	2,123,108	605	(1,036,303)	1,088,052
BALANCE, shares at Dec. 31, 2017	64,160,004
Cumulative effect of accounting change (Note 2)				(1,857)	(1,857)
Net income / (loss)				20,628	20,628
Other comprehensive income / (loss)			183		183
Amortization of stock-based compensation (Note 11)		5,011			5,011
Secondary offering expenses (Note 8)		(439)			(439)
Acquisition of OCC vessels (Note 6), value	$ 33	42,929			42,962
Acquisition of OCC vessels (Note 6), shares	3,304,735
BALANCE, value at Jun. 30, 2018	$ 675	$ 2,170,609	$ 788	$ (1,017,532)	$ 1,154,540
BALANCE, shares at Jun. 30, 2018	67,464,739